TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and income tax expense included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2019	2018	2017

Income (loss) before income tax expense:
Israel	1,741	(2,663)	(3,701)
Foreign jurisdictions	129	119	-

	1,870	(2,544)	(3,701)

Current tax expense:
Israel	-	14	-
Foreign jurisdictions	32	49	74

	32	63	74

Deferred taxes:
Israel	45	-	-

	45	-	-

Income tax expense	77	63	74

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2019	2018	2017

Income (loss) before income tax expense as reported in the consolidated statements of comprehensive income	1,870	(2,544)	(3,701)

Statutory tax rates	23%	23%	24%

Theoretical tax expense (benefit) calculated	430	(585)	(888)

Losses and other items for which a valuation allowance was provided	(38)	271	1,218
Change in effective on corporate tax rate	-	-	(49)
Realization of carryforward tax losses for which valuation allowance was provided	(250)	-	-
Tax benefit arising from "Preferred enterprises"	(109)	189	296
Foreign tax rate differential in subsidiaries	22	22	44
Non-deductible items and others	22	166	(547)

Total	(353)	648	962

Income tax expense	77	63	74

Deferred Tax Assets And Liabilities
Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2019	2018

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,851	3,892
Capital loss carryforwards (in Israel)	2,073	2,137
Reserves, operating lease and others	637	228
Tax credit carryforward	1,085	992

Total gross deferred taxes	7,646	7,249

Less valuation allowance	(6,298)	(6,160)

Deferred tax assets, net	1,348	1,089

Deferred tax liabilities:
Undistributed income of subsidiaries	(232)	(212)
Property and equipment, and operating lease	(1,161)	(877)

Total deferred tax liabilities	(1,393)	(1,089)

Net deferred tax liabilities	(45)	-